Revenue from contracts with customers - Summary of Disaggregation of Revenue From Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Revenue	€ 1,289,965	€ 1,106,556	€ 877,621
North America
Revenue from contracts with customers
Revenue	366,210	301,269	195,883
Africa
Revenue from contracts with customers
Revenue	25,665	26,918	23,308
AsiaPac & Middle East
Revenue from contracts with customers
Revenue	134,430	116,466	108,412
Europe
Revenue from contracts with customers
Revenue	640,547	562,024	464,012
LATAM & Caribbean
Revenue from contracts with customers
Revenue	123,113	99,879	86,006
Betting Technology and Solutions
Revenue from contracts with customers
Revenue	1,047,070	906,990	703,490
Betting Technology and Solutions | Betting and Gaming Content
Revenue from contracts with customers
Revenue	817,295	707,119	530,099
Betting Technology and Solutions | Managed Betting Services ("MBS")
Revenue from contracts with customers
Revenue	229,775	199,871	173,391
Sports Content, Technology and Services
Revenue from contracts with customers
Revenue	242,895	199,566	174,131
Sports Content, Technology and Services | Marketing and Media Services
Revenue from contracts with customers
Revenue	181,568	146,919	126,629
Sports Content, Technology and Services | Sports Performance
Revenue from contracts with customers
Revenue	43,692	40,366	39,758
Sports Content, Technology and Services | Integrity services
Revenue from contracts with customers
Revenue	€ 17,635	€ 12,281	€ 7,744